CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified		Predecessor Market Auction Preferred Stock	Predecessor Common Stock	Predecessor Paid-in Capital	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Accumulated Retained Earnings		Predecessor	Total
Balance at Dec. 31, 2011		$ 100,000	$ 1,053,582	$ 1,243,225	$ (19,637)	$ 5,154,699		$ 7,531,869
Balance (in shares) at Dec. 31, 2011		1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends						(420)		(420)
Net income (loss)						410,322		410,322
Other comprehensive income					7,146			7,146
Other	[1]			19,326
Other	[2]					(25,375)
Other								(6,049)
Balance at Dec. 31, 2012		100,000	1,053,582	1,262,551	(12,491)	5,539,226		7,942,868
Balance (in shares) at Dec. 31, 2012		1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Net income (loss)								49,616
Balance at Mar. 31, 2013
Balance at Dec. 31, 2012		100,000	1,053,582	1,262,551	(12,491)	5,539,226		7,942,868
Balance (in shares) at Dec. 31, 2012		1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends						(336)		(336)
Net income (loss)						(517,083)		(517,083)
Other comprehensive income					8,307			8,307
Other	[1]			10,053
Other	[2]					(924)
Other								9,129
Balance at Dec. 31, 2013		100,000	1,053,582	1,272,604	(4,184)	5,020,883		7,442,885
Balance (in shares) at Dec. 31, 2013		1,000	45,267,723
Balance at Sep. 30, 2013
Increase (Decrease) in Shareholders' Equity
Net income (loss)								82,209
Balance at Dec. 31, 2013		100,000	1,053,582					7,442,885
Balance (in shares) at Dec. 31, 2013		1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Net income (loss)								124,130
Balance at Mar. 31, 2014
Balance at Dec. 31, 2013		100,000	1,053,582	1,272,604	(4,184)	5,020,883		7,442,885
Balance (in shares) at Dec. 31, 2013		1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends						(90)		(90)
Net income (loss)						143,908		143,908
Other comprehensive income					2,623			2,623
Dividend paid						(600,000)	[3]	(600,000)
Other	[4]			63
Other	[5]					2,958
Other								3,021
Balance at May. 13, 2014		100,000	1,053,582	1,272,667	(1,561)	4,567,659		6,992,347
Balance (in shares) at May. 13, 2014		1,000	45,267,723
Balance at Mar. 31, 2014
Increase (Decrease) in Shareholders' Equity
Net income (loss)								19,778
Balance at May. 13, 2014		$ 100,000	$ 1,053,582					$ 6,992,347
Balance (in shares) at May. 13, 2014		1,000	45,267,723

[1]	We recorded $10,053 during 2013 and $2,636 during 2012 in Paid-in capital for compensation expenses, legal expenses and other expenses paid by AIG on our behalf for which we were not required to reimburse. Additionally, we recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us.
[2]	In 2013, we transferred shares of AIG stock with a carrying value, net of tax, of $0.9 million to AIG and recorded the transaction as a decrease to Retained earnings. In 2012, we recorded a decrease to Retained earnings of $25,379, net of tax of $11,866 when we transferred two corporate aircraft to AIG, and an increase to Retained earnings of $(4) for other miscellaneous adjustments.
[3]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special distribution of $600,000, which ILFC was required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 3—AerCap Transaction. The special distribution was recorded in Retained earnings as a dividend.
[4]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[5]	The increase to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by decreases in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and $1,370 recorded as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.